Other Operating Income - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Incentive refund period (in years)		5 years
AbbVie
Disclosure of attribution of expenses by nature to their function [line items]
Collaborative arrangements amount of preclinical milestones payment received	$ 30
Collaborative arrangement maximum additional development milestone payments to be received on exercise of option	50
Collaborative arrangement maximum regulatory milestone payments to be received on exercise of option	190
Collaborative arrangement maximum commercial milestone payments to be received on exercise of option	$ 325